CASH FLOW – OTHER ITEMS CASH FLOW - OTHER ITEMS (Tables)	6 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Cash flow - other items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	$—	($1)	($1)	($3)
Share-based compensation expense	26	8	38	10
Income from investment in equity investees	(50)	(10)	(78)	(26)
Change in estimate of rehabilitation costs at closed mines	16	9	41	—
Net inventory impairment charges	16	2	16	5
Change in other assets and liabilities	50	(48)	28	(98)
Settlement of rehabilitation obligations	(16)	(16)	(30)	(32)
Other operating activities	$42	($56)	$14	($144)
Cash flow arising from changes in:
Accounts receivable	($44)	($21)	($33)	$45
Inventory	18	(72)	12	(148)
Other current assets	(9)	(15)	(94)	(77)
Accounts payable	(37)	15	(160)	(67)
Other current liabilities	(14)	12	(55)	14
Change in working capital	($86)	($81)	($330)	($233)
Investing Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Dividends received from equity method investments	$17	$—	$32	$—
Funding of equity method investments	—	(1)	—	(5)
Shareholder loan repayments from equity method investments	—	—	30	—
Other net investing activities	$17	($1)	$62	($5)